RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of receivables due from related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
Seatankers Management Norway AS	18	—
Frontline Ltd	162	135
Frontline Management AS	1	—
Northern Ocean Limited	47	31
	228	166
A summary of payables due to related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
Frontline Management (Bermuda) Limited	(85)	(29)
Frontline Corporate Services Ltd	(30)	(13)
Frontline Management AS	—	(33)
Flex LNG Fleet Management AS	(232)	(234)
SFL Corporation Ltd	(1)	(2)
Golden Ocean Management AS	—	(1)
	(348)	(312)
A summary of income and (expenses) recorded from related parties for the years ended December 31, 2021, 2020, and 2019 are as follows:

(in thousands of $)	2021	2020	2019
Seatankers Management Co. Ltd	(144)	(312)	(548)
Seatankers Management Norway AS	(59)	(81)	(84)
Frontline Management (Bermuda) Limited	(288)	(122)	(711)
Frontline Ltd	(2)	17	—
Frontline Management AS	(184)	(154)	(336)
Flex LNG Fleet Management AS	(3,235)	(1,795)	(223)
SFL Corporation Ltd	—	(2)	—
FS Maritime SARL	(337)	(225)	—
Northern Ocean Limited	7	—	—
Golden Ocean Management AS	(1)	—	—
Front Ocean Management AS	(55)	—	—